Six Circles Multi-Strategy Fund Performance Management - Six Circles Multi-Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Past Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund.The bar chart shows how the performance of the Fund has varied from year to year since the Fund’s inception (i.e., for the past calendar year). The table shows the average annual total returns for the past one year life of the Fund.The table compares that performance to the Bloomberg Global-Aggregate Total Return Index.Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visitingwww.sixcirclesfunds.comor by calling1-212-464-2070.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the performance of the Fund has varied from year to year since the Fund’s inception (i.e., for the past calendar year). The table shows the average annual total returns for the past one year life of the Fund.
Bar Chart [Heading]	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	Best Quarter3rd quarter, 20253.06%Worst Quarter1st quarter, 2025-0.60%The Fund’s year-to-date returnthrough3/31/26was3.06%.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.sixcirclesfunds.com
Performance Availability Phone [Text]	1-212-464-2070
Six Circles Multi-Strategy Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	3.06%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.06%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.60%)
Lowest Quarterly Return, Date	Mar. 31, 2025